RBC U.S. Inflation-Linked Fund
RBC U.S. Inflation-Linked Fund
Investment Objective
The Fund seeks to provide interest income and inflation protection.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	RBC U.S. Inflation-Linked Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		RBC U.S. Inflation-Linked Fund
Management Fees	[1][2]	none
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[1]	1.61%
Total Annual Fund Operating Expenses	[1]	1.61%
Fee Waiver and/or Expense Reimbursement	[1][3]	(1.61%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1][3]	none
[1]	The Fund is new, so the operating expenses shown are based on anticipated fees and expenses for the current year.
[2]	The Fund will not pay the Advisor directly for advisory services. The Fund is designed to be a component of separately managed accounts for clients of RBC GAM (U.S.), and is not available for direct investment by the general public. You should carefully read the investment advisory agreement between you and RBC GAM (U.S.), which is required to include information about the fees charged to you by RBC GAM (U.S.).
[3]	The Advisor has contractually agreed to waive fees and/or pay Fund operating expenses in order to limit the "Total Annual Fund Operating Expenses" of the Fund to 0.00% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation). This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	RBC U.S. Inflation-Linked Fund
One Year	none
Three Years	350

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The most recent year's turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing primarily in U.S. government and agency securities and derivatives.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. inflation-linked fixed income securities (i.e., securities whose values are sensitive to the underlying movement in the rate of inflation), and also invests at least 90% of its assets in fixed income instruments, and up to 10% of its assets in cash or cash equivalents.

The average credit quality of the Fund's portfolio holdings is expected to be "AA+" as determined by S&P, "AAA" by Fitch, or "Aaa" as determined by Moody's. The minimum rating of each investment (or issuer) at the time of purchase will be "AA+" as determined by S&P, "AAA" by Fitch, or "Aaa" as determined by Moody's, or, if unrated, is deemed to be of comparable quality by the Advisor. Direct obligations of the U.S. Treasury will be deemed to have an "AA+" rating as graded by S&P, an "AAA" rating as graded by Fitch, or an "Aaa" rating as graded by Moody's.

The Fund may invest no more than 10% of its total assets in any one issuer, except in securities guaranteed by the U.S. Treasury or U.S. government agencies.

The Fund's portfolio may include the following principal investments:

•	cash and money market securities, including, but not limited to, agency discount notes, variable rate demand notes, repurchase agreements, U.S. Government securities, and money market funds;

•

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, repurchase and reverse repurchase transactions, corporate debt, and taxable and tax-exempt municipal bonds; and

•	derivatives, including, but not limited to, futures and options and over-the-counter derivatives on eligible securities.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund is not a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund's investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (U.S.) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that it will be successful in doing so.

Interest Rate Risk. The values of some or all of the Fund's investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund's investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security's credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or "covering" the transactions that introduce such risk.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Performance Information

The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.